Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
1
Shares Security Description Value
Common Stock - 94.5%
Australia - 0.7%
74,900 BHP Group PLC, ADR $ 2,272,466
Austria - 0.8%
78,000 ANDRITZ AG
(a)
2,458,628
Belgium - 1.1%
48,370 Solvay SA, Class A 3,541,190
Canada - 3.1%
126,603 Magna International, Inc. 4,040,177
192,237 Methanex Corp. 2,339,956
76,149 The Toronto-Dominion Bank 3,237,401
9,617,534
Chile - 0.5%
160,075 Antofagasta PLC 1,536,950
Colombia - 1.1%
540,300 Bancolombia SA 3,335,973
Finland - 1.3%
48,821 Kone Oyj, Class B 2,779,461
59,544 Valmet Oyj 1,173,542
3,953,003
France - 4.8%
52,000 Cie Generale des Etablissements
Michelin SCA 4,648,853
90,780 Imerys SA 2,294,778
66,707 IPSOS 1,397,851
88,229 Publicis Groupe SA 2,541,678
48,400 Vinci SA 4,024,877
14,908,037
Germany - 7.4%
46,900 BASF SE 2,231,718
250,942 Deutsche Telekom AG
(a)
3,269,687
80,400 Fresenius SE & Co. KGaA 3,008,679
27,800 Hannover Rueck SE 4,016,539
74,600 HeidelbergCement AG 3,216,180
78,516 LANXESS AG 3,153,799
20,500 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,162,398
23,059,000
India - 0.7%
267,440 Infosys, Ltd., ADR 2,195,682
Ireland - 1.8%
1,419,141 Greencore Group PLC 2,907,599
51,800 Ryanair Holdings PLC, ADR
(a)
2,750,062
5,657,661
Shares Security Description Value
Italy - 0.0%
10,451 TREVI - Finanziaria Industriale
SpA
(a)
$ 161,946
Japan - 4.5%
97,300 Asahi Group Holdings, Ltd. 3,176,219
351,000 Daicel Corp. 2,575,578
75,700 KDDI Corp. 2,245,831
106,400 Sumitomo Mitsui Trust Holdings, Inc. 3,091,315
274,000 The Kansai Electric Power Co., Inc. 3,066,812
14,155,755
Norway - 3.7%
325,096 DNB ASA 3,650,761
464,337 SpareBank 1 SR-Bank ASA 2,644,052
167,854 Sparebanken Vest 794,350
142,100 Yara International ASA 4,500,914
11,590,077
Puerto Rico - 1.3%
113,000 Popular, Inc. 3,955,000
Singapore - 1.0%
232,535 United Overseas Bank, Ltd. 3,182,049
South Korea - 7.0%
15,800 Hyundai Mobis Co., Ltd. 2,199,943
91,800 Kia Motors Corp. 1,960,652
55,500 KT&G Corp. 3,405,635
417,200 LG Uplus Corp. 3,701,286
142,103 Samsung Electronics Co., Ltd. 5,573,926
103,000 Shinhan Financial Group Co., Ltd. 2,419,846
40,300 SK Hynix, Inc. 2,757,621
22,018,909
Sweden - 4.6%
257,700 Duni AB, Class A 2,055,338
121,003 Loomis AB, Class B 2,470,809
361,000 SKF AB, Class B 4,988,471
590,333 Svenska Handelsbanken AB, Class A 4,961,338
14,475,956
Switzerland - 2.2%
18,444 Chubb, Ltd. 2,060,010
57,600 Novartis AG 4,778,556
6,838,566
Taiwan - 0.3%
162,000 Catcher Technology Co., Ltd. 1,047,270
Thailand - 0.7%
992,300 Siam Commercial Bank PCL 2,093,906
United Kingdom - 12.3%
256,200 Amcor PLC 2,080,344
963,511 Babcock International Group PLC 4,586,050
163,971 Bellway PLC 4,391,091

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
United Kingdom - 12.3% (continued)
115,644 Bunzl PLC $ 2,340,637
1,703,975 Cineworld Group PLC 1,050,423
397,847 Inchcape PLC 2,140,727
25,313 Linde PLC 4,379,149
314,400 Mondi PLC 5,393,030
72,228 Next PLC  3,653,171
814,559 Signature Aviation PLC 1,669,411
377,537 Standard Chartered PLC 2,090,529
3,093,662 Taylor Wimpey PLC 4,515,100
38,289,662
United States - 33.6%
12,300 Allergan PLC 2,178,330
59,200 ALLETE, Inc. 3,592,256
125,750 Ameris Bancorp 2,987,820
8,400 Anthem, Inc. 1,907,136
87,200 Avnet, Inc. 2,188,720
103,900 Brookline Bancorp, Inc. 1,171,992
14,800 Cambridge Bancorp 769,600
60,200 Capital One Financial Corp. 3,035,284
54,151 Carter's, Inc. 3,559,345
169,774 Colony Bankcorp, Inc. 2,122,175
165,876 Crocs, Inc.
(a)
2,818,233
51,300 Darden Restaurants, Inc. 2,793,798
103,600 Delta Air Lines, Inc. 2,955,708
99,900 Dime Community Bancshares, Inc. 1,369,629
50,700 First Defiance Financial Corp. 747,318
185,000 Franklin Resources, Inc. 3,087,650
32,167 General Dynamics Corp. 4,256,016
213,000 H&R Block, Inc. 2,999,040
207,000 Hewlett Packard Enterprise Co. 2,009,970
154,163 International Bancshares Corp. 4,143,902
55,700 JPMorgan Chase & Co. 5,014,671
270,000 L Brands, Inc. 3,121,200
24,800 Laboratory Corp. of America
Holdings
(a)
3,134,472
28,000 M&T Bank Corp. 2,896,040
108,182 Marathon Petroleum Corp. 2,555,259
30,700 Microsoft Corp. 4,841,697
15,744 NextEra Energy, Inc. 3,788,321
56,333 Quest Diagnostics, Inc. 4,523,540
21,700 The J.M. Smucker Co. 2,408,700
225,300 The Western Union Co. 4,084,689
131,700 Tyson Foods, Inc., Class A 7,621,479
8,568 UnitedHealth Group, Inc. 2,136,688
63,651 Verizon Communications, Inc. 3,419,968
103,938 Webster Financial Corp. 2,380,180
103,211 WESCO International, Inc.
(a)
2,358,371
104,979,197
Shares Security Description Value
United States - 33.6% (continued)
Total Common Stock (Cost $386,459,701) $ 295,324,417
Investments, at value - 94.5% (Cost $386,459,701) $ 295,324,417
Other Assets & Liabilities, Net - 5.5% 17,045,852
Net Assets - 100.0% $ 312,370,269
ADR American Depositary Receipt
PCL Public Company Limited
PLC Public Limited Company
(a) Non-income producing security.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
3
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Australia $ 2,272,466 $ – $ – $ 2,272,466
Austria 2,458,628 – – 2,458,628
Belgium 3,541,190 – – 3,541,190
Canada 9,617,534 – – 9,617,534
Chile 1,536,950 – – 1,536,950
Colombia 3,335,973 – – 3,335,973
Finland 3,953,003 – – 3,953,003
France 14,908,037 – – 14,908,037
Germany 23,059,000 – – 23,059,000
India 2,195,682 – – 2,195,682
Ireland 5,657,661 – – 5,657,661
Italy 161,946 – – 161,946
Japan 14,155,755 – – 14,155,755
Norway 11,590,077 – – 11,590,077
Puerto Rico 3,955,000 – – 3,955,000
Singapore 3,182,049 – – 3,182,049
South Korea 22,018,909 – – 22,018,909
Sweden 14,475,956 – – 14,475,956
Switzerland 6,838,566 – – 6,838,566
Taiwan 1,047,270 – – 1,047,270
Thailand – 2,093,906 – 2,093,906
United Kingdom 38,289,662 – – 38,289,662
United States 104,979,197 – – 104,979,197
Investments at Value $ 293,230,511 $ 2,093,906 $ – $ 295,324,417